Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock-based Compensation
Stock-based Compensation

11. Stock-based Compensation

Share option plans

2020 Incentive Compensation Plan

On July 2, 2020, the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Incentive Compensation Plan (the “2020 Plan”), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO on July 2, 2020. The 2020 Plan provides for the issuance of incentive stock options, non-qualified stock options, stock awards, stock units, stock appreciation rights and other stock-based awards.

The number of shares initially reserved for issuance under the 2020 Plan is 5,503,678 shares, inclusive of available shares previously reserved for issuance under the 2015 incentive share option plan, as amended and restated on September 4, 2019 (the “2015 Plan”). In addition, the number of shares reserved for issuance under the 2020 Plan is subject to increase for awards previously issued under the 2015 Plan which are forfeited or lapse unexercised. Annually, on the first day of each calendar year beginning on January 1, 2021 and ending on and including January 1, 2030, the reserve will be increased by an amount equal to the lesser of (A) 5% of the shares outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Company’s board of directors, provided that no more than 3,650,000 shares may be issued upon the exercise of incentive stock options.

As of September 30, 2020, there were 5,262,053 shares of Common stock available for future grants.

2020 Employee Stock Purchase Plan

On July 2, 2020, the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Employee Stock Purchase Plan (the "2020 ESPP", which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO on July 2, 2020. The total shares of common stock initially reserved for issuance under the 2020 ESPP is limited to 1,000,000 shares. In addition, the number of shares available for issuance under the 2020 ESPP will be annually increased on January 1 of each calendar year beginning in 2021 and ending in and including 2030, by an amount equal to the lesser of (A) 1,000,000 Shares, (B) 1% of the shares outstanding on the final day of the immediately preceding calendar year and (C) such smaller number of shares as is determined by the board of directors. The board of directors or a committee of the board of directors will administer and will have authority to interpret the terms of the 2020 ESPP and determine eligibility of participants.

2015 Plan

In July 2015, the Company adopted the 2015 Plan. The 2015 Plan has been amended and restated from time to time to increase the number of shares reserved for grant and to enable the grant of options to employees of the Company’s subsidiaries. Under the 2015 plan, options to purchase Common stock of the Company may be granted to employees, officers, directors and consultants of the Company. Each option granted can be exercised for one share of Common stock of the Company. Options granted to employees generally vest over a period of no more than four years. The options expire 10 years from the date of grant.

Pursuant to the 2015 Plan, the Company had reserved 7,312,590 shares of Common stock for issuance. Effective immediately upon the approval of the 2020 plan, the remaining 1,753,678 shares available for future grant under the 2015 Plan have transferred to the 2020 Plan. As of September 30, 2020, there were no shares of Common stock available for future grant under the 2015 Plan. Subsequent to the approval of the 2020 Plan, no additional grants will be made under the 2015 Plan and any outstanding awards under the 2015 Plan will continue with their original terms.

Options granted to employees and non-employees

The fair value of each option granted for the nine months ended September 30, 2020 and 2019 is estimated on the date of grant using the Black-Scholes model based on the following assumptions:

	Nine Months Ended
	September 30,
	2020	2019
Weighted average expected term (years)	6.1	6.1
Risk-free interest rate	0.8%	1.7%
Volatility	40%	45%
Expected dividend yield	0%	0%

Expected volatility is based on companies at a comparable stage, as well as companies in the same or a similar industry. The expected term of options granted is based on the “Simplified” method, in accordance with ASC 718, “Compensation — Stock Compensation”. The risk-free interest rate is based on observed interest rates appropriate for the term of the Company’s employee stock options. The dividend yield assumption is based on the Company’s historical and expected future dividend payouts and may be subject to substantial change in the future.

The following table summarizes activity of stock options ($ in millions, except for option and average amounts):

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding as of December 31, 2019	4,048,802	$13.27	8.8	$42.2
Granted	968,280	30.44
Exercised	(92,157)	3.77
Cancelled	(110,001)	20.87
Outstanding as of September 30, 2020	4,814,924	$16.73	8.4	$158.8

Options exercisable as of September 30, 2020	1,698,568	$8.72	7.5	$69.6
Options vested and expected to vest as of September 30, 2020	4,814,924	$16.73	8.4	$158.8

Total stock-based compensation expense resulting from stock options granted to employees and non-employees for the three and nine months ended September 30, 2020 were $2.7 million and $7.3 million, respectively and for the three and nine months ended September 30, 2019 were $1.5 million and $2.3 million, respectively.

In December 2019, the board of directors approved the repricing of the stock options to purchase 1,708,300 shares of common stock held by 198 employees with exercise prices of $26.04 and $28.53 per share to the then current fair value of $23.69 per share. In connection with the repricing of these options, the Company recorded incremental expense of $0.1 million and $0.3 million for the three and nine months ended September 30, 2020. The incremental unrecognized expense on these repriced option grants at September 30, 2020 was $1.3 million, with a remaining weighted-average period vesting period of 1.1 years.

The total unrecognized expense on options granted to employees and non-employees outstanding at September 30, 2020 was $32.3 million, with a remaining weighted-average vesting period of 1.4 years.

Stock-based compensation expense

Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Loss and loss adjustment expense, net	$0.1	$—	$0.2	$—
Other insurance expense	0.1	0.2	0.5	0.4
Sales and marketing	0.8	0.3	2.1	0.5
Technology development	0.8	0.7	2.1	0.8
General and administrative	0.9	0.3	2.4	0.6
Total stock-based compensation expense	$2.7	$1.5	$7.3	$2.3

In 2016 and 2017, the Company entered into stock purchase agreements with two executive employees where in lieu of cash payment for the stock, promissory notes secured by the underlying stock purchased, were issued totaling $1.5 million and bearing a weighted average interest of 1.9% per annum, payable to the Company. On June 8, 2020, the Company received $1.3 million in cash from the two executives in full settlement of the outstanding promissory notes, including principal and accrued and unpaid interest.

Total stock-based compensation expense resulting from stock options granted to the executives for the three and nine months ended September 30, 2020 and 2019 was less than $0.1 million and $0.1 million, respectively. The unrecognized expense on options granted to these executives outstanding at September 30, 2020 was $0.1 million, with a remaining weighted average vesting period of 0.6 years.

16. Stock-based Compensation

Share option plan

In July 2015, the Company adopted the 2015 incentive share option plan and amended and restated the plan on September 4, 2019 (the “2015 Plan”). The 2015 Plan has been amended and restated from time to time to increase the number of shares reserved for grant and to enable the grant of options to employees of the Company’s subsidiaries. Under the 2015 plan, options to purchase common stock of the Company may be granted to employees, officers, directors and consultants of the Company. Each option granted can be exercised for one share of common stock of the Company. Options granted to employees generally vest over a period of no more than four years. The options expire 10 years from the date of grant.

Pursuant to the 2015 Plan, the Company had reserved 7,312,590 shares of common stock for issuance. As of December 31, 2019, there were 2,364,832 shares of common stock available for future grant.

Options granted to employees and non-employees

The fair value of each option granted during the year ended December 31, 2018 and 2019 is estimated on the date of grant using the Black-Scholes model with the following assumptions (annualized percentage):

	December 31,
	2018	2019
Weighted average expected term (years)	6.07	6.06
Risk‑free interest rate	2.6% ‑ 3.1%	1.3% ‑ 2.5%
Volatility	50%	45%
Expected dividend yield	0%	0%

Expected volatility is based on companies at a comparable stage, as well as companies in the same or a similar industry. The expected term of options granted is based on the simplified method, which uses the midpoint between the vesting date and the contractual term in accordance with ASC 718, “Compensation — Stock Compensation”. The risk-free interest rate is based on observed interest rates appropriate for the term of the Company’s stock options. The dividend yield assumption is based on the Company’s historical and expected future dividend payouts and may be subject to substantial change in the future.

The following table summarizes activity under the 2015 Plan of stock options granted ($ in millions, except for option and average amounts):

			Weighted‑
			Average
		Weighted‑	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Options	Price	(Years)	Value
Outstanding as of December 31, 2018	2,169,000	$3.62	8.75	$17.3
Granted	2,255,800	21.17	9.40
Exercised	(182,057)	1.73
Cancelled	(193,941)	7.99
Outstanding as of December 31, 2019	4,048,802	$13.27	8.83	$42.2
Options exercisable as of December 31, 2019	987,985	$4.00	7.52	$19.5
Options unvested as of December 31, 2019	3,110,817	$16.39	9.25	$22.7

Total stock-based compensation expenses resulting from stock options granted included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018 and 2019 were $2.1 million and $4.3 million, respectively.

The unrecognized expense on options granted at December 31, 2019 was $27.3 million, with a remaining weighted average vesting period of 1.6 years.

Stock-based compensation expense

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows ($ in millions):

	Year Ended
	December 31,
	2018	2019
Other insurance expense	$0.2	$0.6
Sales and marketing	0.3	1.1
Technology development	0.1	1.4
General and administrative	1.5	1.2
Total stock‑based compensation expense	$2.1	$4.3

In 2016, the Company entered into share repurchase agreements (the “Repurchase Agreements”) with each of its two founders (the “Founders”). According to the Repurchase Agreements, a portion of common stock previously issued to the Founders (the “Repurchase Stock”) became subject to a right of repurchase by the Company. This stock was released back to the Founders over the requisite term of the Repurchase Agreements, which expired on November 30, 2018. The Company recognized related compensation expenses in the amount of $1.2 million for the year ended December 31, 2018.

In 2016 and 2017, the Company entered into stock purchase agreements with two executive employees where in lieu of cash payment for the stock, promissory notes were issued totaling $1.5 million and bearing a weighted average interest of 1.9% per annum, payable to the Company. These notes are secured by the underlying stock purchased and such unvested stock can be repurchased by the Company upon termination of each executive’s employment at the original issuance price. Because the Company only has partial recourse under the promissory notes, the Company considered the purchase of the stock to be non-substantive. As such, the note receivable is not reflected in the consolidated financial statements and the related stock transaction will be recorded at the time the note receivable is settled in cash. In accordance with ASC 718, the purchases were treated as exercises of stock options with the fair value recognized over the requisite service period through a charge to compensation cost. The maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award. Total stock-based compensation expenses resulting from stock options granted to the executives in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2018 and 2019 were $0.2 million and $0.2 million, respectively.

The unrecognized expense on options granted to these executives at December 31, 2019 was $0.2 million, with a remaining weighted average vesting period of 1.3 years.

One executive settled a portion of the existing promissory note in an amount equal to $0.1 million inclusive of accumulated interest, for which 62,500 shares were released in 2018 and $0.2 million inclusive of accumulated interest, for which 105,487 shares were released in 2019. As of December 31, 2018 and 2019, 619,024 shares and 513,537 shares were restricted under the stock purchase agreements.